John Deere Owner Trust 2022-B				EXHIBIT 99.2
Statement to Certificateholders

$313,000,000 Class A-1 2.87600% Asset Backed Notes due July 17, 2023
$411,000,000 Class A-2 3.73% Asset Backed Notes due June 16, 2025
$411,000,000 Class A-3 3.74% Asset Backed Notes due February 16, 2027
$86,166,000 Class A-4 3.80% Asset Backed Notes due May 15, 2029
$31,312,740 Overcollateralization

Payment Date:				16-Jun-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$15,300,236.06
		per $1,000 original principal amount:		$37.23

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$15,300,236.06

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$424,094.46
			per $1,000 original principal amount:	$1.03

		(iv)	Class A-4 Notes:	$272,859.00
			per $1,000 original principal amount:	$3.17

		(v)	Total:	$696,953.46

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$246,438,115.60

	(b)	Note Value at end of related Collection Period:		$238,251,592.34

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,312,740.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$120,772,852.52
		(ii)	A-3 Note Pool Factor:	0.2938512

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$86,166,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$218,797.43
		(i) per $1,000 original principal amount:	$0.16
	(b)	Amount of Servicing Fee earned:	$218,797.43
	(c)	Amount of Servicing Fee paid:	$218,797.43
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$705,480.58

(11)	(i)	Amount in Reserve Account:	$12,524,787.00
	(ii)	Specified Reserve Account Balance:	$12,524,787.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,887,238.24
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.79%

(13)	(i)	Aggregate amount of net losses for the collection period:	$97,442.37
	(ii)	Cumulative amount of net losses:	$2,920,232.89
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.21%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$243,745.69
		(ii) % of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%